Supplement of Information to American Growth Fund, Inc.
Prospectus dated 11-29-2000
and Statement of Additional Information dated 11-29-2000

Independent Auditors for American Growth Fund, Inc. have been changed to Fortner, Bayens, Levkulich And CO. Denver, Place-Plaza Tower, 1099 18th Street, Suite 950, Denver, CO 80202-1909. American Growth Fund, Inc. prospectus dated November 29, 2000 is hereby amended as such on the following:

  American Growth Fund, Inc. prospectus back cover, and the Statement of Additional Information Page B-9 and Page B-30.